Share Capital (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Share Capital [Abstract]
Schedule of Stock Option Activity	A summary of the Company’s stock option activity is as follows:
	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022 and March 31, 2023	1,506,138	$3.53

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022 and March 31, 2023	3,165,000	$1.05
	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022 and March 31, 2023	931,507	$4.12
	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	29,139,129	$0.94
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	34,132,071	$1.76
Granted	18,042,857	0.20
Exercised	(18,042,857)	0.20
Outstanding, March 31, 2023	34,132,071	$1.47
A summary of the Company’s stock option activity is as follows:
	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	1.15
Expired/Cancelled	(53,430)	30.90
Outstanding options, December 31, 2022	1,506,138	$3.53
Granted	-	-
Expired/Cancelled	-	-
Outstanding options, June 30, 2023 and date of MD&A (before the 100-1 reverse stock split)	1,506,138	$3.53
Outstanding options, June 30, 2023 and date of MD&A (after the 100-1 reverse stock split)	15,061	$353.00

	Number of RSU’s	Weighted Average Issue Price

Outstanding RSU, December 31, 2021	0	$-
Granted	3,195,000	1.05
Exercised	(30,000)	1.10
Outstanding RSU, December 31, 2022	3,165,000	$1.05
Granted	-	-
Exercised	-	-
Outstanding RSU, June 30, 2023 and date of MD&A (before 100-1 reverse stock split)	3,165,000	$1.05
Outstanding RSU, June 30, 2023 and date of MD&A (after 100-1 reverse stock split)	31,650	$105.00
	Number of options	Weighted average exercise price

Outstanding agent options, December 31, 2020	452,523	$8.02
Expired	(6,597)	52,68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	2.51
Expired	(1,702)	20.49
Outstanding agent options, December 31, 2022	931,507	$4.12
Granted	-	-
Expired	-	-
Outstanding agent options, June 30, 2023 and date of MD&A (before the 100-1 reverse stock split)	931,507	$4.87
Outstanding agent options, June 30, 2023 and date of MD&A (after the 100-1 reverse stock split)	9,315	$487.00

Schedule Stock Options Outstanding	As at March 31, 2023 stock options outstanding are as follows:
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	$54.00	24-Dec-23	0.63
15-Jan-19	828	828	$54.00	15-Jan-24	0.69
21-Mar-19	12,345	12,345	$59.00	21-Mar-24	0.87
01-Jan-20	2,069	2,069	$54.00	01-Jan-24	0.65
15-Nov-20	95,000	95,000	$6.00	15-Nov-30	7.53
15-Nov-20	161,500	161,500	$6.00	15-Nov-25	2.52
02-Jan-21	57,000	57,000	$11.50	02-Jan-26	2.65
02-Jan-21	5,000	5,000	$11.50	02-Jan-31	7.66
18-Jan-21	14,500	14,500	$11.50	18-Jan-26	2.70
01-Jan-22	20,000	12,500	$4.00	29-Oct-26	3.48
13-Apr-22	795,000	265,000	$1.10	13-Apr-27	3.93
12-Jul-22	330,000	110,000	$1.10	12-Jul-25	2.18
Total	1,506,138	748,638	$3.53		3.51
Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,200,000	$1.03
13-Apr-22	825,000	513,750	$1.10
12-Jul-22	90,000	37,500	$1.10
Outstanding RSU, March 31, 2023	3,165,000	1,751,250	$1.05
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$4.12		2.98
Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	1,250,000	Cashless	11-Jan-27
12-Oct-22	1,739,130	Cashless	11-Jan-27
19-Jan-23	18,042,857	Cashless	18-Jan-28
Total	34,132,071	$1.47
As at June 30, 2023 stock options outstanding are as follows:
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	54.00	24-Dec-23	0.48
15-Jan-19	828	828	54.00	15-Jan-24	0.55
21-Mar-19	12,345	12,345	59.00	21-Mar-24	0.73
1-Jan-20	2,069	2,069	54.00	1-Jan-24	0.51
15-Nov-20	95,000	95,000	6.00	15-Nov-30	7.38
15-Nov-20	161,500	161,500	6.00	15-Nov-25	2.38
2-Jan-21	57,000	57,000	11.50	2-Jan-26	2.51
2-Jan-21	5,000	5,000	11.50	2-Jan-31	7.52
18-Jan-21	14,500	14,500	11.50	18-Jan-26	2.56
1-Jan-22	20,000	12,500	4.00	29-Oct-26	3.33
13-Apr-22	795,000	331,250	1.10	13-Apr-27	3.79
12-Jul-22	330,000	110,000	1.10	12-Jul-25	2.04
Total (before the 100-1 reverse stock split)	1,506,138	794, 888	$3.53		3.67
Total (after the 100-1 reverse stock split)	15,061	7,949	$353.00		3.67
Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	2,250,000	1,350,000	1.03
13-Apr-22	825,000	513,750	1.10
12-Jul-22	90,000	30,000	1.10
Outstanding RSU, June 30, 2023 and date of MD&A (before 100-1 reverse stock split)	3,165,000	1,893,750	$1.05
Outstanding RSU, June 30, 2023 and date of MD&A (after 100-1 reverse stock split)	31,650	18,938	$105.00
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
1-Apr-22	52,500	52,500	$2.30	8-Mar-27	4.00
Total (before the 100-1 reverse stock split)	931,507	931,507	$4.87		2.98
Total (after the 100-1 reverse stock split)	9,315	9,315	$487.00		2.98
Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	6.85	28-Sep-25
31-Dec-20	1,294,500	11.50	30-Jun-24
11-Jan-22	9,999,999	2.30	10-Jan-27
Total (before the 100-1 reverse stock split)	13,100,084	$3.84
Total (before the 100-1 reverse stock split)	131,001	$384.00